Share Capital, Additional Paid-in Capital, Share Premium and Other Reserves - Summary of Authorised, Issued and Fully Paid Shares (Detail) - shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Total authorised shares	230,850	230,850	230,850
Total issued and fully paid shares	60,933	60,597	60,419
Class A ordinary shares [member]
Disclosure of classes of share capital [line items]
Total authorised shares	131,778	133,017	133,017
Total issued and fully paid shares	14,278	15,517	15,517
Class B ordinary shares [member]
Disclosure of classes of share capital [line items]
Total authorised shares	99,072	97,833	97,833
Total issued and fully paid shares	46,655	45,080	44,902